LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

12.    LEASES

Leases primarily pertain to certain controlled aircraft, corporate headquarters and operational facilities, including aircraft hangars, which are all accounted for as operating leases. We sublease the corporate headquarters and aircraft hangar at CVG from Delta. Certain of these operating leases have renewal options to further extend for additional time periods at our discretion.

Our leases do not contain residual value guarantees, covenants or other associated restrictions. We have certain variable lease agreements with aircraft owners that contain payment terms based on an hourly lease rate multiplied by the number of flight hours during a month. Variable lease payments are not included in the right-of-use asset and lease liability balances but rather are expensed as incurred. Variable lease payments were $16.7 million, $9.5 million and $0 for the years ended December 31, 2021, 2020 and 2019, respectively.

The components of net lease cost are as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Operating lease costs	$36,079	$19,810	$8,078
Short-term lease costs	25,334	17,217	1,853
Less: Sublease income	—	—	(375)
Total lease costs	$61,413	$37,027	$9,556

Costs related to leased aircraft and operational facilities were $54.7 million, $24.1 million and $7.8 million for the years ended December 31, 2021, 2020 and 2019, respectively, and are included in cost of revenue in the consolidated statements of operations. Costs related to leased corporate headquarters and other office space including expenses for non-lease components were $6.7 million, $6.5 million and $2.1 million for the years ended December 31, 2021, 2020 and 2019, respectively, and are included in general and administrative expense in the consolidated statements of operations.

Supplemental cash flow information related to leases are as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows paid for operating leases	$38,080	$19,889	$9,734
Right-of-use assets obtained in exchange for operating lease obligations	$69,808	$68,152	$126

Supplemental balance sheet information related to leases are as follows:

	December 31, 2021	December 31, 2020
Weighted-average remaining lease term (in years):
Operating leases	6.4	7.5
Weighted-average discount rate:
Operating leases	9.5%	9.5%

Maturities of lease liabilities, as of December 31, 2021, are as follows (in thousands):

Year ending December 31,	Operating Leases
2022	$37,410
2023	32,058
2024	20,379
2025	14,995
2026	9,533
Thereafter	42,187
Total lease payments	156,562
Less: Imputed interest	(41,484)
Total lease obligations	$115,078